Collateral Financing Arrangements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2007
Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Increase (Decrease) in Other Receivables			$ (59)
Partial repurchase			451
Parent Company [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Interest expense	1,151	1,122	985
MRC [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Term in Years				35 years
MRC [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Invested Assets On Deposit Held In Trust And Pledged As Collateral	1,214	1,662
Partial repurchase			451
Debt Instrument, Face Amount				2,500
Debt Instrument, Interest Rate Terms	3-month LIBOR plus 0.55%
Debt Instrument, Basis Spread on Variable Rate				0.55%
Invested assets pledged as collateral	53	23
Interest expense	19	20	26
MRC [Member] | Parent Company [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Interest Rate Terms	3-month LIBOR plus 1.12%
Debt Instrument, Basis Spread on Variable Rate				1.12%
MRSC [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Term in Years				30 years
MRSC [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Invested Assets On Deposit Held In Trust And Pledged As Collateral	3,471	3,440
Statutory Reserve Support				3,500
Cash Collateral Paid	0	0	0
Cash Collateral Paid, Cumulative Net	680
Invested assets pledged as collateral	0	0
Interest expense	27	28	33
MRSC [Member] | Parent Company [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Debt Instrument, Interest Rate Terms	3-month LIBOR plus 0.70
Debt Instrument, Basis Spread on Variable Rate				0.70%
Cumulative Repayment [Member] | MRC [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Partial repurchase	1,100
Transfer Assets Held In Trust [Member] | Secured Debt [Member]
Collateral Financing Arrangements (Textuals) [Abstract]
Invested Assets On Deposit Held In Trust And Pledged As Collateral	$ 467	$ 0	$ 0